Note 14 - Commitments and Contingencies - Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Office and other commitments	$ 353
Total Obligations	1,603
Not later than one year [member]
Statement Line Items [Line Items]
Office and other commitments	217
Total Obligations	1,467
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Office and other commitments	136
Total Obligations	136
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Office and other commitments
Total Obligations
Later than five years [member]
Statement Line Items [Line Items]
Office and other commitments
Total Obligations
Committed exploration expenditures [member]
Statement Line Items [Line Items]
Contractual capital commitments	1,250
Committed exploration expenditures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	1,250
Committed exploration expenditures [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Committed exploration expenditures [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments
Minera Juanicipio [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]
Minera Juanicipio [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments		[1],[2]

[1]	Although the Company makes cash advances to Minera Juanicipio as cash called by the operator Fresnillo (based on approved Minera Juanicipio budgets), they are not contractual obligations. The Company intends, however, to continue to fund its share of cash calls and avoid dilution of its ownership interest in Minera Juanicipio.
[2]	Fresnillo, the operator, has advised the Company that Minera Juanicipio has made contractual commitments for equipment of $23,500 and for development contracts of $115,100 with respect to the Juanicipio Project.